UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act File Number 811-4946

THOMPSON PLUMB FUNDS, INC.
(Exact name of registrant as specified in charter)

1200 John Q. Hammons Drive
Madison, WI 53717
(Address of principal executive offices)--(Zip code)

John W. Thompson, Chairman
Thompson Plumb Funds, Inc.
1200 John Q. Hammons Drive
Madison, Wisconsin 53717
(Name and address of agent for service)

With a copy to:

Fredrick G. Lautz, Esq.
Quarles & Brady LLP
411 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

Registrant's telephone number, including area code: (608) 827-5700

Date of fiscal year end: November 30, 2008

Date of reporting period: August 31, 2008

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5, to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB GROWTH FUND
SCHEDULE OF INVESTMENTS
August 31, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.5%

Consumer Discretionary - 16.0%
Media - 11.7%
The McGraw-Hill Cos.	35,350	$1,514,394
The Walt Disney Co.	69,150	2,237,002
Time Warner Inc.	720,450	11,793,766
Viacom Inc. Class B (a)	416,875	12,289,475
		27,834,637
Multiline Retail - 1.9%
Kohl's Corp. (a)	90,800	4,464,636

Specialty Retail - 2.4%
Abercrombie & Fitch Co. Class A	23,900	1,253,555
Bed Bath & Beyond Inc. (a)	70,600	2,164,596
Office Depot, Inc. (a)	325,150	2,289,056
		5,707,207
Consumer Staples - 21.8%
Beverages - 7.5%
PepsiCo, Inc.	82,450	5,646,176
The Coca-Cola Co.	231,550	12,056,808
		17,702,984
Food & Staples Retailing - 10.8%
Sysco Corp.	292,950	9,324,599
Walgreen Co.	179,400	6,535,542
Wal-Mart Stores, Inc.	166,600	9,841,062
		25,701,203
Food Products - 0.2%
Kraft Foods Inc. Class A	13,850	436,413

Household Products - 2.3%
The Procter & Gamble Co.	77,950	5,438,572

Personal Products - 1.0%
Bare Escentuals, Inc. (a)	183,400	2,281,496

Energy - 8.6%
Oil, Gas & Consumable Fuels - 8.6%
BP plc ADR	54,900	3,163,887
Chevron Corp.	51,600	4,454,112
ConocoPhillips	43,800	3,613,938
Exxon Mobil Corp.	100,000	8,001,000
Swift Energy Co. (a)	27,500	1,284,525
		20,517,462

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB GROWTH FUND
SCHEDULE OF INVESTMENTS
August 31, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.5% (Continued)

Financials - 11.6%
Commercial Banks - 3.0%
Fifth Third Bancorp	191,017	$3,014,248
Marshall & Ilsley Corp.	211,650	3,259,410
National City Corp.	185,000	932,400
		7,206,058
Diversified Financial Services - 0.8%
CIT Group, Inc.	105,200	1,084,612
JPMorgan Chase & Co.	23,500	904,515
		1,989,127
Insurance - 5.5%
American International Group, Inc.	401,950	8,637,905
Berkshire Hathaway Inc. Class B (a)	1,100	4,292,200
		12,930,105
Thrifts & Mortgage Finance - 2.3%
Fannie Mae	603,050	4,124,862
Freddie Mac	280,800	1,266,408
		5,391,270
Health Care - 13.6%
Biotechnology - 2.5%
Amgen Inc. (a)	93,000	5,845,050

Health Care Equipment & Supplies - 5.1%
Boston Scientific Corp. (a)	60,850	764,276
Medtronic, Inc.	123,550	6,745,830
ResMed Inc. (a)	14,000	655,200
TomoTherapy Inc. (a)	651,850	4,034,952
		12,200,258
Health Care Providers & Services - 3.4%
Cardinal Health, Inc.	117,050	6,435,409
Patterson Cos., Inc. (a)	46,400	1,509,856
		7,945,265
Health Care Technology - 2.6%
IMS Health Inc.	277,300	6,161,606

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB GROWTH FUND
SCHEDULE OF INVESTMENTS
August 31, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.5% (Continued)

Industrials - 3.6%
Aerospace & Defense - 1.1%
The Boeing Co.	39,100	$2,563,396

Commercial Services & Supplies - 1.5%
Cintas Corp.	118,400	3,646,720

Industrial Conglomerates - 1.0%
General Electric Co.	49,750	1,397,975
Tyco International Ltd.	21,950	941,216
		2,339,191
Information Technology - 24.3%
Communications Equipment - 3.6%
Cisco Systems, Inc. (a)	229,915	5,529,456
QUALCOMM Inc.	58,100	3,058,965
		8,588,421
Computers & Peripherals - 0.5%
EMC Corp. (a)	77,400	1,182,672

Electronic Equipment Instruments & Components - 1.1%
Flextronics International Ltd. (a)	294,370	2,625,780

Internet Software & Services - 2.4%
eBay Inc. (a)	223,855	5,580,705

IT Services - 1.5%
Fiserv, Inc. (a)	70,610	3,661,835

Semiconductors & Semiconductor Equipment - 9.9%
Altera Corp.	77,650	1,757,996
Intel Corp.	369,440	8,449,093
Linear Technology Corp.	125,070	4,082,285
Maxim Integrated Products, Inc.	302,180	6,209,799
Xilinx, Inc.	110,525	2,871,440
		23,370,613
Software - 5.3%
Microsoft Corp.	435,976	11,897,785
Oracle Corp. (a)	31,090	681,804
		12,579,589

TOTAL COMMON STOCKS (COST $247,718,005)		235,892,271

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB GROWTH FUND
SCHEDULE OF INVESTMENTS
August 31, 2008 (Unaudited)

	Shares or
	Principal
	Amount	Value
CONVERTIBLE PREFERRED STOCKS - 0.3%
Financials - 0.3%
Commercial Banks - 0.3%
Fifth Third Bancorp Cvt. 8.500% Series G	5,000	$700,000

TOTAL CONVERTIBLE PREFERRED STOCKS (COST $500,000)		700,000

SHORT-TERM INVESTMENTS - 0.0%

Variable-Rate Demand Notes - 0.0%
Wisconsin Central Credit Union, 2.140%	$707	707

Total Variable-Rate Demand Notes		707

TOTAL SHORT-TERM INVESTMENTS (COST $707)		707

TOTAL INVESTMENTS - 99.8% (COST $248,218,712)		236,592,978

NET OTHER ASSETS AND LIABILITIES - 0.2%		390,104

NET ASSETS - 100.0%		$236,983,082

(a) Non-income producing security.

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB GROWTH FUND
SCHEDULE OF INVESTMENTS
August 31, 2008 (Unaudited)

Securities valuation policies and other investment related disclosures are hereby incorporated by reference from the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2008:

Investments in Securities
Valuation Inputs
Level 1 – Quoted prices	$236,592,271
Level 2 – Other significant observable inputs	707
Level 3 – Significant unobservable inputs	-
Total	$236,592,978

At August 31, 2008, the investment cost and aggregate unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Federal tax cost	$289,316,939
Unrealized appreciation	$22,248,990
Unrealized depreciation	$(74,972,951)
Net unrealized appreciation (depreciation)	$(52,723,961)

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB MIDCAP FUND
SCHEDULE OF INVESTMENTS
August 31, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS - 100.3%

Consumer Discretionary - 17.2%
Hotels, Restaurants & Leisure - 2.0%
Darden Restaurants, Inc.	1,831	$53,630
Yum! Brands, Inc.	482	17,198
		70,828
Media - 2.3%
Lions Gate Entertainment Corp. (a)	5,181	52,121
Viacom Inc. Class B (a)	880	25,942
		78,063
Multiline Retail - 1.6%
Nordstrom, Inc.	1,763	54,829

Specialty Retail - 7.1%
Abercrombie & Fitch Co. Class A	1,348	70,703
Bed Bath & Beyond Inc. (a)	2,340	71,744
Jos. A. Bank Clothiers, Inc. (a)	1,627	42,286
Office Depot, Inc. (a)	9,049	63,705
		248,438
Textiles, Apparel & Luxury Goods - 4.2%
Coach, Inc. (a)	2,588	75,026
Hanesbrands, Inc. (a)	2,998	71,472
		146,498
Consumer Staples - 7.2%
Beverages - 0.3%
Hansen Natural Corp. (a)	360	9,893

Food & Staples Retailing - 1.2%
Sysco Corp.	1,359	43,257

Food Products - 3.7%
McCormick & Co., Inc.	1,493	60,392
The J. M. Smucker Co.	1,253	67,950
		128,342
Personal Products - 2.0%
Bare Escentuals, Inc. (a)	5,495	68,358

Energy - 5.5%
Energy Equipment & Services - 1.3%
Patterson-UTI Energy, Inc.	1,535	43,625

Oil, Gas & Consumable Fuels - 4.2%
Murphy Oil Corp.	871	68,400
Noble Energy	478	34,287
Swift Energy Co. (a)	910	42,506
		145,193

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB MIDCAP FUND
SCHEDULE OF INVESTMENTS
August 31, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS - 100.3% (Continued)

Financials - 17.6%
Capital Markets - 3.2%
Eaton Vance Corp.	1,270	$45,352
Investment Technology Group, Inc. (a)	2,025	64,800
		110,152
Commercial Banks - 4.7%
Associated Banc-Corp	3,069	53,708
Fifth Third Bancorp	1,195	18,857
Marshall & Ilsley Corp.	4,836	74,474
National City Corp.	3,555	17,917
		164,956
Consumer Finance - 1.6%
Discover Financial Services	3,369	55,420

Diversified Financial Services - 0.5%
CIT Group, Inc.	1,827	18,836

Insurance - 7.2%
Cincinnati Financial Corp.	1,540	45,646
Genworth Financial Inc. Class A	1,690	27,125
StanCorp Financial Group, Inc.	1,093	53,568
Torchmark Corp.	1,196	71,449
Unum Group	2,130	54,123
		251,911
Thrifts & Mortgage Finance - 0.4%
Fannie Mae	2,150	14,706

Health Care - 13.2%
Health Care Equipment & Supplies - 3.3%
ResMed Inc. (a)	1,508	70,574
TomoTherapy Inc. (a)	7,203	44,587
		115,161
Health Care Providers & Services - 6.4%
Henry Schein, Inc. (a)	734	42,924
Lincare Holdings Inc. (a)	1,026	33,858
MWI Veterinary Supply, Inc. (a)	913	35,963
Patterson Cos., Inc. (a)	1,345	43,766
Quest Diagnostics Inc.	642	34,700
Virtual Radiologic Corp. (a)	2,445	31,467
		222,678
Health Care Technology - 2.0%
IMS Health Inc.	3,064	68,082

Life Sciences Tools & Services - 1.5%
Waters Corp. (a)	769	52,484

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB MIDCAP FUND
SCHEDULE OF INVESTMENTS
August 31, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS - 100.3% (Continued)

Industrials - 8.7%
Aerospace & Defense - 1.0%
Alliant Techsystems, Inc. (a)	330	$34,726

Commercial Services & Supplies - 5.7%
Cintas Corp.	2,275	70,070
EnergySolutions, Inc.	2,360	43,589
Manpower Inc.	1,044	50,175
Pitney Bowes Inc.	1,001	34,184
		198,018
Trading Companies & Distributors - 2.0%
W.W. Grainger, Inc.	774	69,683

Information Technology - 20.8%
Communications Equipment - 2.0%
JDS Uniphase Corp. (a)	6,811	69,200

Electronic Equipment, Instruments & Components - 3.4%
Flextronics International Ltd. (a)	7,687	68,568
Molex Inc. Class A	2,180	50,271
		118,839
Internet Software & Services - 1.0%
Akamai Technologies, Inc. (a)	1,520	34,808

IT Services - 5.2%
Fiserv, Inc. (a)	1,342	69,596
Heartland Payment Systems, Inc.	3,059	69,011
Paychex, Inc.	1,252	42,668
		181,275
Semiconductors & Semiconductor Equipment - 7.5%
Altera Corp.	1,890	42,790
Broadcom Corp. Class A (a)	2,400	57,744
Linear Technology Corp.	1,567	51,147
Maxim Integrated Products, Inc.	3,201	65,781
Xilinx, Inc.	1,626	42,244
		259,706
Software - 1.7%
Intuit Inc. (a)	1,961	58,967

Materials - 7.0%
Chemicals - 7.0%
Airgas, Inc.	1,047	62,024
International Flavors & Fragrances Inc.	1,703	68,478
Nalco Holding Co.	1,593	36,432
The Scotts Miracle-Gro Co. Class A	2,856	76,369
		243,303

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB MIDCAP FUND
SCHEDULE OF INVESTMENTS
August 31, 2008 (Unaudited)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 100.3% (Continued)

Utilities - 3.1%
Electric Utilities - 1.3%
Pepco Holdings, Inc.	1,778	$45,072

Multi-Utilities - 1.8%
MDU Resources Group, Inc.	532	17,577
SCANA Corp.	1,167	45,746
		63,323

TOTAL COMMON STOCKS (COST $3,643,683)		3,488,630

SHORT-TERM INVESTMENTS - 0.1%

Variable-Rate Demand Notes - 0.1%
Wisconsin Central Credit Union, 2.140%	$3,712	3,712

Total Variable-Rate Demand Notes		3,712

TOTAL SHORT-TERM INVESTMENTS (COST $3,712)		3,712

TOTAL INVESTMENTS - 100.4% (COST $3,647,395)		3,492,342

NET OTHER ASSETS AND LIABILITIES - (0.4%)		(12,997)

NET ASSETS - 100.0%		$3,479,345

(a) Non-income producing security.

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB MIDCAP FUND
SCHEDULE OF INVESTMENTS
August 31, 2008 (Unaudited)

Securities valuation policies and other investment related disclosures are hereby incorporated by reference from the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2008:

Investments in Securities
Valuation Inputs
Level 1 – Quoted prices	$3,488,630
Level 2 – Other significant observable inputs	3,712
Level 3 – Significant unobservable inputs	-
Total	$3,492,342

At August 31, 2008, the investment cost and aggregate unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Federal tax cost	$3,683,294
Unrealized appreciation	$91,776
Unrealized depreciation	$(282,728)
Net unrealized appreciation (depreciation)	$(190,952)

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2008 (Unaudited)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 0.1%

Consumer Discretionary - 0.1%
Media - 0.1%
Time Warner Cable, Inc. Class A (a)	2,694	$72,065

TOTAL COMMON STOCKS (COST $110,792)		72,065

BONDS - 103.1%

Corporate Bonds - 50.4%
American General Finance
6.000% due 10/15/2014	$1,000,000	854,244
6.000% due 12/15/2014	1,000,000	849,888
6.900% due 12/15/2017	1,000,000	801,063

Bear Stearns Co., Inc.
6.470% due 3/10/2014 (b)	270,000	249,386
6.420% due 4/10/2014 (b)	100,000	92,019
7.250% due 2/1/2018	2,000,000	2,072,260
6.580% due 11/29/2019 (b)	205,000	170,150

CIT Group, Inc.
3.375% due 4/1/2009	350,000	340,661
4.350% due 5/15/2009	249,000	225,131
6.000% due 7/15/2009	90,000	80,556
4.400% due 8/15/2009	362,000	315,684
6.250% due 2/15/2010	200,000	171,453
6.500% due 2/15/2010	174,000	149,697
5.200% due 11/3/2010	500,000	423,188
4.750% due 12/15/2010	250,000	205,741
4.900% due 2/15/2015	50,000	30,077
7.220% due 12/14/2016 (b)	618,000	416,001
5.700% due 3/15/2017	400,000	239,542
6.000% due 6/15/2017	50,000	30,278

Continental Corp.
8.375% due 8/15/2012	150,000	155,139

Electronic Data Systems
7.125% due 10/15/2009	350,000	361,590

Federated Department Stores, Inc.
6.300% due 4/1/2009	1,745,000	1,740,514

Fifth Third Bancorp
6.250% due 5/1/2013	500,000	438,612
8.250% due 3/1/2038	2,215,000	1,666,783

First Tennessee Bank
4.500% due 5/15/2013	1,780,000	1,334,932
4.625% due 5/15/2013	500,000	376,898

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2008 (Unaudited)

	Principal
	Amount	Value
BONDS - 103.1% (Continued)

General Motors Acceptance Corp.
7.000% due 10/15/2011	$200,000	$118,158
7.250% due 8/15/2012	100,000	51,777
7.000% due 11/15/2012	50,000	24,703
7.100% due 1/15/2013	32,000	15,895
6.000% due 7/15/2013	60,000	26,464
0.000% due 6/15/2015	1,250,000	327,463
6.350% due 2/15/2016 (c)	75,000	32,628
6.500% due 2/15/2016 (c)	100,000	44,039
6.500% due 9/15/2016 (c)	87,000	36,413
7.250% due 9/15/2017	259,000	101,971

Hartford Life Global
6.120% due 6/15/2010 (b)	500,000	487,995

HSBC Finance Corp.
4.450% due 9/15/2008	250,000	250,001
6.660% due 7/10/2009 (b)	203,000	200,511
5.700% due 7/15/2012	100,000	97,741
8.150% due 9/15/2013 (b)	156,000	154,192
7.360% due 10/10/2013 (b)	131,000	127,637
7.140% due 1/10/2014 (b)	161,000	151,166

International Lease Finance Corp.
5.000% due 6/15/2010	300,000	289,444

KeyCorp
6.500% due 5/14/2013	1,500,000	1,242,099

Lehman Brothers Holdings Inc.
0.000% due 8/17/2015 (e)	510,000	275,687
6.260% due 12/7/2016 (b)	150,000	117,320

Merrill Lynch & Co.
5.336% due 3/2/2009 (b)	500,000	499,730

Morgan Stanley
6.180% due 6/1/2011 (b)	500,000	492,670

National City Corp.
2.946% due 6/16/2010 (b)	1,000,000	864,466
4.900% due 1/15/2015	1,000,000	614,604
4.250% due 7/1/2018	200,000	105,142
6.875% due 5/15/2019	1,000,000	613,994
2.141% due 7/3/2037 (b)	342,000	294,483

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2008 (Unaudited)

	Principal
	Amount	Value
BONDS - 103.1% (Continued)

Raychem Corp.
7.200% due 10/15/2008	$300,000	$300,708

Roadway Corp.
8.250% due 12/1/2008	500,000	498,750

SLM Corp.
2.241% due 12/15/2009 (b)	225,000	205,101
5.660% due 3/15/2012 (b)	100,000	80,251
5.830% due 6/15/2012 (b)	66,000	52,101
5.830% due 9/15/2012 (b)	65,000	50,491
5.730% due 12/15/2012 (b)	50,000	38,112
6.630% due 9/15/2013 (b)	42,000	32,067
6.330% due 1/1/2014 (b)	591,000	446,979
6.300% due 1/31/2014 (b)	25,000	17,201
5.800% due 4/1/2014 (b)	1,100,000	797,940
5.980% due 4/1/2014 (b)	155,000	113,612
5.880% due 5/1/2014 (b)	100,000	72,569
6.560% due 6/2/2014 (b)	70,000	52,627
5.930% due 12/15/2014 (b)	350,000	258,237
6.130% due 9/15/2015 (b)	85,000	59,282
6.230% due 12/15/2015 (b)	128,000	89,491
6.430% due 5/3/2019 (b)	217,000	146,282
4.000% due 6/15/2021 (c)	79,000	57,137
5.400% due 4/25/2023 (c)	50,000	30,737

Target Corp.
5.375% due 5/1/2017	500,000	485,104

Transamerica Financial Corp.
0.000% due 9/1/2012	100,000	81,519

Verizon New York
6.875% due 4/1/2012	250,000	259,186

Washington Mutual, Inc.
4.000% due 1/15/2009	790,000	712,975

Zions Bancorp
6.000% due 9/15/2015	1,700,000	1,200,086

Total Corporate Bonds		27,588,425

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2008 (Unaudited)

	Principal
	Amount	Value
BONDS - 103.1% (Continued)

Federal Agency Mortgage-Backed Securities - 52.7%
Fannie Mae
6.000% due 11/1/2036, Pool #83-1855	$826,868	$836,068
5.500% due 12/1/2036, Pool #90-2931	916,237	906,532
5.500% due 2/1/2037, Pool #88-8129	3,255,148	3,220,667
6.000% due 9/1/2037, Pool #25-6890	914,888	918,417
6.000% due 10/1/2037, Pool #88-8736	914,117	917,643
6.000% due 10/1/2037, Pool #95-5770	1,629,188	1,646,713
5.500% due 12/1/2037, Pool #96-6647	1,870,205	1,848,829
6.000% due 1/1/2038, Pool #96-0566	1,703,416	1,721,740
5.500% due 3/1/2038, Pool #97-2591	981,523	970,206
6.000% due 3/1/2038, Pool #25-7134	1,915,006	1,922,392
5.500% due 5/1/2038, Pool #97-0229	343,271	339,313
5.500% due 6/1/2038, Pool #98-4777	310,181	306,604
5.500% due 7/1/2038, Pool #98-6388	346,648	342,651
6.000% due 9/1/2038 (d)	1,000,000	1,009,688

Freddie Mac Gold
6.000% due 7/1/2037, Pool #G0-3104	199,245	201,057
6.000% due 7/1/2037, Pool #G0-8210	1,347,732	1,359,990
6.000% due 9/1/2037, Pool #A6-5448	855,950	863,735
6.000% due 10/1/2037, Pool #A6-6449	1,667,530	1,682,696
6.000% due 10/1/2037, Pool #G0-3325	1,677,575	1,692,832
5.500% due 11/1/2037, Pool #G0-3432	927,912	915,763
6.000% due 11/1/2037, Pool #H0-5101	879,874	881,893
5.500% due 12/1/2037, Pool #A7-0622	1,983,047	1,957,084
5.500% due 4/1/2038, Pool #A7-5665	247,461	244,221
6.000% due 11/1/2038 (d)	2,000,000	2,005,000

Ginnie Mae
7.000% due 5/15/2033, Pool #78-2071	119,421	126,880

Total Federal Agency Mortgage-Backed Securities		28,838,614

TOTAL BONDS (COST $59,149,546)		56,427,039

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2008 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 1.1%

Certificates of Deposit - 0.2%
Capital One Bank FSB
2.888% due 3/13/2009 (b)	$98,000	$97,673

Total Certificates of Deposit		97,673

Variable-Rate Demand Notes - 0.9%
Wisconsin Central Credit Union, 2.140%	473,708	473,708

Total Variable-Rate Demand Notes		473,708

TOTAL SHORT-TERM INVESTMENTS (COST $571,422)		571,381

TOTAL INVESTMENTS - 104.3% (COST $59,831,760)		57,070,485

NET OTHER ASSETS AND LIABILITIES - (4.3%)		(2,365,185)

NET ASSETS - 100.0%		$54,705,300

(a) Non-income producing security.
(b) Interest rate shown represents the current coupon rate at August 31, 2008.
(c) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.
(d) When-issued security.
(e) Security is fair valued. Corporate bond with an aggregate value of $275,687 representing 0.5039% of net assets were fair valued.

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2008 (Unaudited)

Securities valuation policies and other investment related disclosures are hereby incorporated by reference from the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2008:

Investments in Securities
Valuation Inputs
Level 1 – Quoted prices	$72,065
Level 2 – Other significant observable inputs	56,998,420
Level 3 – Significant unobservable inputs	-
Total	$57,070,485

At August 31, 2008, the investment cost and aggregate unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Federal tax cost	$59,831,760
Unrealized appreciation	$288,247
Unrealized depreciation	$(3,049,522)
Net unrealized appreciation (depreciation)	$(2,761,275)

Item 2. Controls and Procedures

     (a) Disclosure Controls and Procedures. Based on an evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) carried out under the supervision and with the participation of the Registrant’s management, including its principal executive and financial officers, within 90 days prior to the filing date of this report on Form N-Q, the Registrant’s principal executive and financial officers have concluded that the design and operation of the Registrant’s disclosure controls and procedures are effective in providing reasonable assurance that the information required to be disclosed on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the SEC's rules and forms.

     (b) Changes in Internal Control Over Financial Reporting. There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits

     The following exhibits are attached to this Form N-Q:

Exhibit No.	Description of Exhibit
3(a)	Certification of Principal Executive Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002

3(b)	Certification of Principal Financial Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002

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SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized, on this 28th day of October, 2008.

THOMPSON PLUMB FUNDS, INC.

By:	/s/ John W. Thompson
John W. Thompson, Chairman

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities indicated on this 28th day of October, 2008.

By:	/s/ John W. Thompson
John W. Thompson, Chairman
(Principal Executive Officer)

By:	/s/ Penny M. Hubbard
Penny M. Hubbard, Chief Financial Officer
(Principal Financial Officer)

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